Summary of assumptions to determine share-based compensation options granted (Details)	9 Months Ended
Sep. 30, 2023 $ / shares
Shareholders’ equity
Expected dividend yield	0.00%
Expected volatility	65.00%
Risk-free annual interest rate	3.23%
Expected life (years)	5 years
Weighted average share price	$ 19.06
Weighted average exercise price	19.06
Weighted average grant date fair value	$ 11.00